Retirement Plans (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Retirement Plans
Contributions			$ 276	$ 183	$ 423	$ 385
Defined Contribution Plan, Type [Extensible Enumeration]	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember